PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Receivables	¥ 34,974	¥ 25,669
Advances to suppliers	4,862	5,063
Value-added input tax to be deducted	18,625	25,313
Prepaid income tax	131	1,879
Prepaid expenses and other current assets	¥ 58,592	¥ 57,924